1775 I Street, N.W. Washington, DC 20006-2401 +1 202 261 3300 Main +1 202 261 3333 Fax www.dechert.com
DOUGLAS P. DICK douglas.dick@dechert.com +1 202 261 3305 Direct +1 949 681 8647 Fax

February 19, 2010

VIA EDGAR

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, D.C. 20549-4720

Re:	PIMCO Equity Series VIT (the “Trust” or the “Registrant”)

Ladies and Gentlemen:

Enclosed for filing on behalf of the Trust is Pre-Effective Amendment No. 1 to the Trust’s registration statement on Form N-1A (“Registration Statement”) under the Securities Act of 1933 (“1933 Act”) and the Investment Company Act of 1940 (“1940 Act”). The Registration Statement was filed on December 30, 2009 for PIMCO Equity Variable Insurance Trust, a newly organized open-end management investment company. Subsequent to the filing of the Registration Statement, the Trust has changed its name to PIMCO Equity Series VIT and the name of the Trust’s initial series has been changed from PIMCO Global Opportunities Portfolio to PIMCO EqS Pathfinder World Portfolio. This filing is being made for the purposes of (i) changing the name of the Registrant and its initial series; and (ii) making certain other non-material changes to the Prospectus and Statement of Additional Information for the PIMCO EqS Pathfinder World Portfolio, a series of the Trust.

The Registrant proposes to commence a public offering of the Trust’s shares on or about March 15, 2010. A review of the Registration Statement with this date in mind would be appreciated. Certain items required to be contained in the Registration Statement, including the exhibits thereto, will be completed and filed in a pre-effective amendment to the Registration Statement.

If you have any questions relating to this filing, please do not hesitate to contact me at 202.261.3305 or Matthew V. Curtin at 202.261.3448.

Sincerely,

/s/ Douglas P. Dick
Douglas P. Dick

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